revenue from contracts with customers (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
revenue from contracts with customers
Customer accounts receivable	CAD 1,221		CAD 1,217
Accrued receivables - customer	143		131
Allowance for doubtful accounts	(43)		(54)
Total	1,321		1,294
Accrued receivables - other	302		177
Total	CAD 1,623	CAD 1,500	CAD 1,471